Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of net loss before taxes

	For the years ended December 31
	2021	2020
U.S.	$(4,808,983)	$(9,389,930)
Non U.S.	(4,249,923)	(1,293,694)
Net loss before taxes	$(9,058,906)	$(10,683,624)

Schedule of components of income tax expense

For the years ended December 31,
	2021	2020
Current:
U.S. Federal	$—	$—
U.S. State	—	—
Non U.S.	—
	$—	$—
Deferred:
U.S. Federal	$—	$—
U.S. State	—	—
Non U.S.	—	—
	$—	$—
—
Total income tax expense	$—	$—

Schedule of reconciliation of the federal income tax rate

	For the years ended December 31,
	2021	2020
Expected tax provision (benefit) at U.S. federal statutory rate	$(1,902,004)	$(2,245,696)
State income taxes, net of federal benefit	1,560	158,006
Foreign tax rate differential	(475,504)	(84,937)
Change in valuation allowance	2,096,141	2,425,226
Prior year deferred tax adjustments	(1,083)	(133,421)
Other	280,890	(119,178)
Total provision (benefit) for income taxes	$—	$—

Schedule of net deferred tax assets (liability)

	As of December 31,
	2021	2020
Deferred Tax Assets:
Net operating losses	$4,975,559	$3,487,171
Tax credits	176,975	176,975
Equity compensation	1,193,450	539,274
Other - accruals	104,807	—
Other	11,528	130,217
Total Deferred Tax Assets	6,462,319	4,333,637
Deferred Tax Liabilities:
Capitalized internal-use software, net	(245,453)	(212,912)
Total Deferred Tax Liabilities	(245,453)	(212,912)
Net Deferred Tax Assets	6,216,866	4,120,725
Valuation allowance	(6,216,866)	(4,120,725)
Deferred Tax Assets, Net	$—	$—